Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Reality Shares ETF Trust
Prospectus Date	rr_ProspectusDate	Nov. 12, 2014
Reality Shares DIVS ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	REALITY SHARES DIVS ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Reality Shares DIVS ETF (the “Fund”) seeks to produce long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Most investors also will incur customary brokerage commissions when buying or selling shares of the Fund, which are not reflected in the table or the Example.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay when purchasing or selling shares of the Fund. If the commissions were included in the Example, your costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Overview of Principal Investment Strategies

The Fund’s principal investment strategy is designed to provide exposure to the aggregate value of ordinary dividends expected to be paid on a portfolio of large capitalization equity securities listed for trading in the U.S., Europe and Japan (“Large Cap Securities”). These are sometimes referred to as the “expected dividend values” of the Large Cap Securities. Reality Shares Advisors, LLC (the “Adviser”), the Fund’s investment adviser, believes expected dividend values generally correspond to the aggregate value of actual dividend payments on the Large Cap Securities. Unlike more traditional products, the Fund does not seek to produce returns based on appreciation in the stock market price of Large Cap Securities. Instead, the Fund seeks to produce returns based primarily on increases in the expected dividend values of Large Cap Securities. The Fund uses a variety of investment strategies to achieve this objective. Under normal circumstances, the Fund generally invests in a combination of listed option contracts, total return swaps, dividend swaps, futures and forwards on indexes of Large Cap Securities (“Large Cap Securities Indexes”) or exchange traded funds (“ETFs”) designed to track Large Cap Securities Indexes (“Large Cap Securities ETFs”). These strategies and instruments are described in more detail below.

Description of Principal Investment Strategies and Instruments

Option Contracts

An option contract is a financial contract in which the purchaser of the contract has the right, but not the obligation, to buy (call) or sell (put) a financial asset, such as an index or ETF, at an agreed-upon price, known as the “strike price,” during a specific time period or on a specific exercise date. The seller of an option contract has a corresponding obligation to sell or buy, as applicable, the financial asset at the strike price during the option period or on the exercise date. A put option gives the purchaser of the option the right to sell, and the issuer of the option the obligation to buy, the underlying asset during the option period. A call option gives the purchaser of the option the right to buy, and the seller of the option the obligation to sell, the underlying asset during the option period.

The price of an option on Large Cap Securities reflects several factors, including:
  aggregate trading prices of the Large Cap Securities,
  exposure to interest rate changes, and
  expected dividend values.
The Fund may purchase a series of option contracts that, when combined together, are designed to eliminate the effect of changes in the trading prices of the Large Cap Securities and the effect of interest rate changes on the prices of the option contracts. As a result, the value of the Fund’s options portfolio is designed to change based primarily on changes in the expected dividend values reflected in the options’ prices. These option combinations are designed to reflect expected dividend values and eliminate the Fund’s exposure to changes in the trading prices of the Large Cap Securities as illustrated below.

This combination of option contracts is often referred to as a “jelly roll.” A typical jelly roll is created by buying and selling four options at the same time, at the same strike price, on the same underlying asset; in this case, either options on a Large Cap Securities Index or options on a Large Cap Securities Index ETF. The first combination consists of selling a call and buying a put at the same strike price with a longer-dated maturity (the “Longer-Dated Combination”). The second combination consists of buying a call and selling a put at the same strike price but with a shorter-dated maturity (the “Shorter-Dated Combination”). The simultaneous purchase of the Shorter-Dated Combination and Longer-Dated Combination at the same strike price is designed to eliminate the effect of changes in the trading prices of the Large Cap Securities on the price of each option. As a result, changes in the aggregate trading prices of Large Cap Securities should not change the value of the Fund’s options portfolio.

The Shorter-Dated Combination and Longer-Dated Combination do not, however, eliminate exposure to interest rate changes or changes in the expected dividend values reflected in the prices of the options. The Fund therefore may invest in additional offsetting option contracts designed to eliminate the options’ exposure to interest rate changes, leaving exposure to the expected dividend values in the prices of each option contract. The value of the Fund’s options portfolio therefore is designed to change in accordance with changes in the expected dividend values reflected in the prices of the option contracts, without the effect of trading prices or interest rate changes. As market expectations for dividends change over time, changes in the expected dividend values reflected in the options’ prices between the expiration of the Shorter-Dated Combination and the expiration of the Longer-Dated Combination change the value of the Fund’s options portfolio.

Total Return Swaps, Futures and Forwards

In a typical total return swap, the buyer pays the swap counterparty a premium and is entitled to receive the total return of the underlying security or index, consisting of dividends, capital gains and price appreciation or depreciation. A futures contract is a standardized contract traded on a recognized exchange in which two parties agree to exchange either a specified financial asset or the cash equivalent of said asset at a specified future date and price. A forward contract involves the obligation to purchase or sell either a specified financial asset or the cash equivalent of said asset at a future date at a price set at the time of the contract.

As with options, the prices of total return swaps, futures and forwards on a Large Cap Securities Index or a Large Cap Securities Index ETF are influenced by the aggregate trading prices of the Large Cap Securities, exposure to interest rate changes, and expected dividend values, among other factors. The Fund may use combinations of total return swaps, futures and forwards to gain exposure to the expected dividend value of Large Cap Securities reflected in those portfolio holdings’ prices in a similar manner as it uses combinations of option pairs in a jelly roll trade. For example, the Fund may sell a total return swap on a Large Cap Securities Index or a Large Cap Securities Index ETF with a longer dated maturity (the “Longer-Dated Position”) and simultaneously buy a total return swap on the same underlying asset with a shorter dated maturity (the “Shorter-Dated Position”). The simultaneous purchase of the Shorter-Dated Combination and Longer-Dated Combination is designed to eliminate the effect of changes in the trading prices of the Large Cap Securities on the price of each total return swap. As a result, changes in the aggregate trading prices of Large Cap Securities should not change the value of the Fund’s total return swap portfolio. The Fund may invest in combinations of futures and forwards in a similar manner.

Dividend Swaps

The Fund may buy index dividend swaps in order to gain exposure to changes in the expected dividend value of the Large Cap Securities. Index dividend swaps are over-the-counter derivative contracts that allow investors to take a view on the actual dividend value that will be paid by the constituents of an index over a period of time. In a typical index dividend swap transaction, the buyer and seller agree at inception to the aggregate value of dividends they expect to be paid on the index constituents over the life of the contract – the expected dividend value. At maturity of the contract, the buyer pays this amount to the seller and receives the aggregate value of actual dividends paid on the index constituents – the actual dividend value. During the life of the index dividend swap, the contract is valued on the current expected dividend value of the index for the specific maturity. As the contract approaches maturity, the expected dividend value will change primarily based on information about actual dividends until final settlement of the contract where expected dividend value and actual dividend value converge.

The Fund may enter into interest rate swap transactions and futures transactions designed to eliminate the impact of changing interest rates on the value of the Fund’s investments. The Fund may also invest in short term fixed income securities, commercial paper and money market securities to serve as collateral for its derivatives positions. Subject to the provisions of the Investment Company Act of 1940, as amended, the Fund may invest up to 80% of its assets in swaps, options, futures and forwards, and any one type of such portfolio holdings or any combination of such portfolio holdings may represent a substantial portion of the Fund’s portfolio at any time.

Before making an investment in the Fund you should know:
  The Fund generally will have a positive rate of return if the actual future growth in dividends exceeds the expected growth in dividends as reflected in the market prices at which the Fund buys and sells the option contracts that are used to implement the Fund’s investment strategy.
  The Fund generally will have a zero rate of return, excluding fees and transaction costs, if the actual future growth in dividends equals the expected growth in dividends as reflected in the market prices at which the Fund buys and sells the option contracts that are used to implement the Fund’s investment strategy, even though actual dividends may have grown during the holding period of this investment.
  The Fund generally will have a negative rate of return if the actual future growth in dividends is below the expected growth in dividends as reflected in the market prices at which the Fund buys and sells the option contracts that are used to implement the Fund’s investment strategy, even though actual dividends may have grown during the holding period of this investment.
  Unlike more traditional products, the Fund does not seek returns based on appreciation in the stock market price of equity securities. This means that the returns on your Fund investment are not intended to correlate to the returns of the overall stock market (for example, the value of your Fund investment may go down when overall equity markets go up, or vice versa).
  The Fund does not produce dividend income and is not an appropriate investment if you are seeking dividend income.
  The investment returns of the Fund are treated for tax purposes as capital gains or losses, as applicable. See the section of this Prospectus entitled “Taxes” for more information.
Correlation of Actual and Expected Dividend Values

The Adviser’s research indicates there historically has been a high correlation between the value of actual dividend payments and expected dividend values. While actual dividend value and expected dividend value may at times differ significantly, the following diagrams present three scenarios illustrating the potential impact of changes in the value of actual dividend payments on the expected dividend values reflected in the prices of the Fund’s portfolio holdings and how this may change the value of the Fund. The following diagrams do not represent all market scenarios, but are presented to show the potential relationship between actual dividend values and expected dividend values in accordance with the Adviser’s research. The diagrams do not represent the actual performance of the Fund.

The Black Dot in each diagram represents the starting (or purchased) expected dividend value reflected in the prices of the Fund’s portfolio holdings. The Gray Dot represents the actual dividend value on the same day. The Square reflects the point in time when the actual dividend value and expected dividend value converge.

Scenario 1: Actual dividend value increases and exceeds expected dividend value.

In this scenario, actual dividend value grows over time and pulls the expected dividend value reflected in the prices of the Fund’s instruments up from the starting (or purchased) value. It is expected the value of the Fund will increase commensurate to a level where the expected dividend value reflected in the prices of the instruments exceed the starting (or purchased) value.

Scenario 2: Actual dividend value decreases and expected dividend value also decreases.

In this scenario, actual dividend value decreases over time and pulls the expected dividend value reflected in the prices of the Fund’s instruments below the starting (or purchased) value. It is expected the value of the Fund will decrease commensurate to a level where the expected dividend value reflected in the prices of the option combinations fall from the starting (or purchased) value.

Scenario 3: Actual dividend value increases but is below expected dividend value.

In this scenario, actual dividend value increases but to a level that is still below the expected dividend value reflected in the prices of the Fund’s instruments. It is expected the value of the Fund will decrease.

Market Capitalization and Diversification

The Adviser considers U.S. large capitalization companies to be those with market capitalizations within the range of market capitalizations of the companies included in the S&P 500 Index. As of August 29, 2014, the market capitalizations of companies included in the S&P 500 Index ranged from approximately $4.07 billion to $613.82 billion. The Adviser considers European large capitalization companies to be those with market capitalizations within the range of market capitalizations of the companies included in the Euro Stoxx 50 Index. As of August 29, 2014, the market capitalizations of companies included in the Euro Stoxx 50 ranged from approximately $17.08 billion to $178.74 billion. The Adviser considers Japanese large capitalization companies to be those with market capitalizations within the range of market capitalizations of the companies included in the Nikkei 225 Index. As of August 29, 2014, the market capitalizations of companies included in the Nikkei 225 ranged from approximately $0.26 billion to $194.77 billion.

The Fund is considered to be “non-diversified” under the Investment Company Act of 1940, as amended, and may invest in fewer instruments or in the securities of fewer issuers than a diversified fund.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with all investments, the value of your investment in the Fund can be expected to go up or down. You can lose money on your investment, including the possible loss of the entire principal amount of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risk factors affecting your investments in the Fund are set forth below. Each of these factors could cause the value of an investment in the Fund to decline over short- or long-term periods.

Dividend Payout Risk — The success of the Fund’s investment strategy is highly dependent on the expected dividend values reflected in the prices of the Fund’s portfolio holdings. The value of an investment in the Fund will decrease, and you could lose money, if the expected dividend values reflected in the prices of the Fund’s portfolio holdings decrease. This generally will occur if the value of actual dividends paid the Large Cap Securities goes down. The value of actual dividends paid on the Large Cap Securities and expected dividend values reflected in the prices of the Fund’s portfolio holdings may be lower for a variety of reasons, including an actual or potential decline in the health of the overall economy, lower corporate earnings levels, changes to corporate dividend policies, fluctuating interest rates and other factors. Each of these factors could have a negative impact on the value of the actual dividend payments on large the Large Cap Securities and the expected dividend values reflected in the prices of the Fund’s portfolio holdings and could have a negative impact on Fund returns. Further, the expected dividend value reflected in the price of an instrument held by the Fund reflects only ordinary dividends and does not reflect the issuance of special dividends. Therefore, the value of your investment in the Fund is not expected to increase in response to the issuance of any special dividends paid on the Large Cap Securities.

Active Management Risk — The Fund is actively managed using proprietary investment strategies. As with all actively managed funds, there can be no guarantee the Adviser’s strategies will be successful. As a result, you may lose money on your investment, including the possible loss of the entire principal amount of your investment

Dividend Volatility Risk — The value of actual dividend payments on the Large Cap Securities and the expected dividend values reflected in the prices of the Fund’s portfolio holdings are not constant and will vary from year to year and quarter to quarter. Companies and industries that have historically paid dividends may lower their dividends or may cease making such payments altogether. These changes can happen without warning and the variation in the value of actual dividends and expected dividend values from quarter to quarter or year to year can be significant. Furthermore, as with other securities based on future values, the expected dividend values reflected in the prices of the Fund’s portfolio holdings may go up or down as a result of uncertainty of information, perceived differences in the value of the instruments over time, changes in supply and demand, and other factors. Each of these factors could have a negative impact on the performance of the Fund and cause Fund returns to vary significantly (i.e., go up or down) from period to period.

Dividend Isolation Strategy Risk – The investment returns of the Fund are based primarily on the change in expected dividend values reflected in the prices of the Fund’s portfolio holdings. More specifically, the investment returns of the Fund generally are expected to increase (or decrease) as actual dividend payments on the Large Cap Securities increase (or decrease) and these changes cause the expected dividend values reflected in the prices of the Fund’s portfolio holdings to increase (or decrease) over time. There can be no guarantees that this investment strategy will be successful or that this strategy will produce positive investment returns. Furthermore, although the Adviser’s research indicates the value of actual dividend payments has historically been highly correlated to expected dividend values, there can be no guarantee that this correlation will continue or that the Fund’s investment returns will be highly correlated to the value of actual dividends paid on the Large Cap Securities over short or even long periods. Factors other than the value of actual dividends paid may, from time to time, cause an increase or decrease in the expected dividend values reflected in the prices of the Fund’s portfolio holdings. For example, as with other types of market projections, expected dividend values reflected in the price of an instrument held by the Fund may go up or down as a result of uncertainty of information and perceived differences in value, changes in supply and demand or in response to market and other events, such as corporate earnings announcements, changing interest rates or potential economic or political developments. Although it is anticipated that actual dividends payments and expected dividend values will be highly correlated, there may be instances where the value of actual dividends paid on the Large Cap Securities increases, but the expected dividend value reflected in the prices of the Fund’s portfolio holdings decreases. This would have a negative impact on the Fund’s performance and could cause you to lose money.

Fixed Income Market Risk — The prices of the Fund’s fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. Generally, the Fund’s fixed income securities will decrease in value if interest rates rise and vice versa. Declines in dealer market-making capacity as a result of structural or regulatory changes could decrease liquidity and/or increase volatility in the fixed income markets. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar. In response to these events, the Fund’s value may fluctuate and/or the Fund may experience increased redemptions from shareholders, which may impact the fund’s liquidity or force the fund to sell securities into a declining or illiquid market.

Foreign Securities Risk — Non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments. Such risks may negatively impact the ability or willingness of non-U.S. companies to issue dividends, which, in turn, may adversely affect the value of the Fund and lower your investment return. Further, such risks may cause the prices of securities issued by non-U.S. companies to decrease to a greater degree than the prices of securities of U.S. companies. If the Fund is unsuccessful in minimizing its exposure to the price fluctuations of foreign Large Cap Securities, the price of the Fund’s portfolio holdings, and therefore the price of Fund shares, could decrease, and you could lose money.

Interest Rate Risk — The principal components of the value of an option held by the Fund are the trading prices of the Large Cap Securities, expected dividend value and interest rate exposure. By combining individual options through a series of transactions known as a “jelly roll,” the impact of market price is designed to be eliminated, while leaving exposure to expected dividend values and interest rates. Generally, if left unhedged, the value of a jelly roll option combination held by the Fund would be expected to decrease if interest rates rise and to increase if interest rates fall. The Fund’s other portfolio holdings also may be subject to interest rate risk. The Fund seeks to hedge, or eliminate, the impact of changing interest rates on the value of its portfolio holdings through the use of additional offsetting option combinations, or swaps and futures contracts. However, there can be no guarantees that the Fund’s hedging strategies will be successful. To the extent these strategies are not successful, the value of the Fund could increase or decrease based on changes in interest rates, and you could lose money

Investments in Europe Risk — The Fund’s investments in Europe are subject to the political, social or economic disruptions that occur in Europe, even if such disruptions occur in European countries in which the Fund is not invested.

Investments in Japan Risk — The Fund’s investments in Japan are subject to the political, social or economic disruptions that occur in Japan. Japan’s economy is heavily dependent on international trade and has been adversely affected by trade tariffs and competition from emerging economies. As such, economic growth is heavily dependent on continued growth in international trade, government support of the financial services sector, among other troubled sectors, and consistent government policy. Any changes or trends in these economic factors could have a significant impact on Japan’s economy overall and may negatively affect the Fund’s investment.

Investments in Other ETFs Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities of the ETF, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. When the Fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a pro rata portion of the ETF’s expenses.

Liquidity Risk — Liquidity risk is the risk that certain instruments may be difficult or impossible to buy or sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. With respect to options, shorter-dated options (i.e., options exercisable in the near future) may be more liquid than longer-dated options (i.e., options exercisable at a later date). There can be no guarantee that the trading markets of the Fund’s portfolio holdings that trade on an exchange will be liquid at all times.

Market Risk — Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The market prices of the Fund’s portfolio holdings are influenced by many factors. Although the Fund seeks to limit the influence of all such factors other than the expected dividend value reflected in the prices of its portfolio holdings, there can be no guarantees these strategies will be successful. As a result, the performance of the Fund could vary from its stated objective and you could lose money.

New Fund Risk — The Fund is newly organized and the Adviser has not previously served as investment adviser to an ETF. Accordingly, there is a risk that the Fund may not employ a successful investment strategy or successfully implement its strategy and that the Fund may fail to attract sufficient assets under management to realize economies of scale. As a result, the performance of the Fund could vary from its stated objective and you could lose money.

Non-Correlation Risk - The Fund is not designed to produce investment returns based on the stock market price of the Large Cap Securities. This means that the returns on your Fund investment are not intended to correlate to the stock market returns of the Large Cap Securities or equity securities in general. The value of your Fund investment may go down when the stock market return of the Large Cap Securities or equity securities in general are up.

Non-Diversification Risk — The Fund is non-diversified, which means that it may invest in fewer instruments or issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse economic or other occurrence and may therefore be more volatile than a more diversified fund.

Shares of the Fund May Trade at Prices Other Than NAV — As with all ETFs, Fund shares may be bought and sold in the secondary market at market prices. Although market prices for Fund shares generally are expected to closely correspond to the Fund’s net asset value (“NAV”), it is expected that, as with all ETFs, there will be times when the market price of the Fund’s shares are higher or lower than the NAV of such shares. The risk that shares of the Fund may trade at prices other than NAV is heightened in times of market stress or volatility. There can be no guarantee that an active market for Fund shares will develop or be maintained.

U.S. Government Securities Risk — Although U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency’s own resources.

Use of Derivatives Risk — Investments in options, swaps, forward contracts and futures contracts are subject to a number of risks, including correlation risk, interest rate risk, market risk, leverage risk and liquidity risk. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the derivative’s underlying reference asset, rate or index. Interest rate risk and market risk are described above. Leverage risk is the risk that the use of a derivative will amplify the effects of market volatility on the Fund’s share price or cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations pursuant to the derivative contract. The Fund’s derivative investments will be consistent with its investment objective and will not be used to produce leveraged returns. The Fund will not borrow to produce leverage. Liquidity risk is described above. The Fund’s use of forward contracts and swaps is also subject to credit risk and valuation risk. Credit risk is the risk that the counterparty to a contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these factors could have a negative impact on the Fund’s ability to implement its investment strategy, could cause the Fund to lose money and could have a negative impact on the value of your investment.

Volatility Risk — The prices of the options contracts held by the Fund, and, therefore, the value of your investment, may change rapidly and without warning throughout the trading day.
Risk Lose Money [Text]	rr_RiskLoseMoney	You can lose money on your investment, including the possible loss of the entire principal amount of your investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Non-Diversification Risk — The Fund is non-diversified, which means that it may invest in fewer instruments or issuers than a diversified fund. As a result, the Fund may be more susceptible to a single adverse economic or other occurrence and may therefore be more volatile than a more diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund is new and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund’s return based on net assets and comparing the Fund’s performance to a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore has no performance history.
Reality Shares DIVS ETF | Reality Shares DIVS ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.85%
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	$ 95
3 Years	rr_ExpenseExampleYear03	$ 296

[1]	Other Expenses are based on estimated amounts for the current fiscal year.